Supplement dated February 28, 2013
to the
Collins Alternative Solutions Fund
Summary Prospectus and Statutory Prospectus dated April 30, 2012

This supplement makes the following amendments to disclosures in the Summary Prospectus and Statutory Prospectus dated April 30, 2012.

Effective February 28, 2013, Battenkill Capital Management, Inc. (“Battenkill”) will no longer serve as a sub-adviser to the Collins Alternative Solutions Fund (the “Fund”), a series of Trust for Professional Managers (the “Trust”).  The portion of the Fund formerly managed by Battenkill has been allocated to the Fund’s other sub-advisers.  Accordingly, please disregard all references to Battenkill in the Prospectus.

Effective February 28, 2013, Clinton Group, Inc. (“Clinton”) has been added as a sub-adviser to the Fund.  At an in-person meeting of the Trust’s Board of Trustees (the “Board”) on February 21, 2013, the Board approved a sub-advisory contract between Collins Capital Investments, LLC (the “Adviser”) and Clinton in accordance with an exemptive order granted to the Fund by the Securities and Exchange Commission effective as of November 14, 2012.

Effective February 28, 2013, Stadion Money Management, LLC (“Stadion”) has added Mr. Jonathan W. Weaver, CFA and Mr. David C. Pursell to replace Mr. Timothy A. Chapman, Mr. Judson P. Doherty and Mr. Gregory L. Morris as portfolio managers of the Fund.  Accordingly, all references to Mr. Chapman, Mr. Doherty and Mr. Morris as portfolio managers of the Fund in the Prospectus are hereby removed.

The following disclosures in the Collins Alternative Solutions Fund’s Summary Prospectus and in the “Summary Section” of the Fund’s Statutory Prospectus are hereby revised to read as follows:

Management

Investment Adviser	Portfolio Managers	Managed the Fund Since:
Collins Capital Investments, LLC	Dorothy C. Weaver	April 2012
	Stephen T. Mason	April 2012
Sub-Advisers	Portfolio Managers	Managed the Fund Since:
Whitebox Advisors LLC	Andrew J. Redleaf	April 2012
	Robert J. Vogel	April 2012
	Brian G. Lutz	April 2012
	Jason E. Cross, Ph.D.	April 2012
The Cambridge Strategy (Asset Management) Limited	David R. Thompson	April 2012
	Walid Khalfallah	April 2012
	Ali Yigitbasioglu, Ph.D.	April 2012
Stadion Money Management, LLC	Brad A. Thompson	April 2012
	David C. Pursell	February, 2013
	Jonathan W. Weaver	February, 2013
Pinebank Asset Management, LP	Oren M. Cohen	April 2012
Clinton Group, Inc.	Gregory P. Taxin	February 2013

1

The following information replaces the relevant disclosure in the section entitled “Management of the Fund - The Sub-Advisers and Portfolio Managers – Stadion Money Management, LLC” starting on page 23 of the Statutory Prospectus:

Stadion Money Management, LLC
The Adviser has entered into a sub-advisory agreement with Stadion Money Management, LLC (“Stadion”) to manage a portion of the Fund’s assets using the Fund’s long/short equity investing, market neutral equity investing and long investing strategies.  Stadion manages a hedged equity strategy with a volatility overlay for the Fund.  Stadion is located at 1061 Cliff Dawson Road, Watkinsville, Georgia 30677.  Stadion is a registered investment adviser that has managed investments for individuals, corporations, non-taxable entities and other business and private accounts since 1991.  Stadion serves as investment adviser to the Stadion Funds, a family of open-end mutual funds in the Stadion Investment Trust.  As of March 31, 2012, Stadion managed over $5,524 milion in assets.

Brad A. Thompson, CFA serves as Chief Investment Officer of Stadion and has been a portfolio manager and an officer of Stadion (and it predecessor) since 2006.  He has a Bachelor of Business Administration Degree in Finance from the University of Georgia and holds the Chartered Financial Analyst designation.  Mr. Thompson is a member of the CFA Institute and the Bermuda Society of Financial Analysts and also holds the Chartered Retirement Plan Specialist Designation.

Jonathan W. Weaver, CFA has served as Senior Portfolio Manager since he joined Stadion's Portfolio Management team in 2011.  Prior to joining Stadion, he was with Wells Fargo Advisors, where he developed portfolios for high net worth clients centering on capital preservation from 2010 to 2011.  Mr. Weaver’s background also includes holding the position of Director of Risk Management at Collins Capital from 2002 to 2006 and retained a consulting position until 2009 and extensive derivatives trading experience, including founding his own trading company.  Mr. Weaver is working towards his Ph.D. (ABD) in Finance from the Emory University's Goizueta Business School.  Mr. Weaver received his M.B.A. as Valedictorian from the Emory University's Goizueta Business School and earned his B.A. in Economics with Honors from Vanderbilt University.  Mr. Weaver has no relation to Dorothy C. Weaver.

David C. Pursell has served as Senior Portfolio Manager since he joined Stadion's Portfolio Management team in 2011.  Prior to joining Stadion, he was with Wells Fargo Advisors, where he developed and implemented portfolios for high net worth clients and foundations, which centered on capital preservation from 2009 to 2011.  Mr. Pursell worked at Wachovia Securities LLC in 2009 and in the Private Wealth Management Division at Morgan Stanley & Co., Inc. from 2006 to 2009.  Mr. Pursell’s background also includes key roles at Merrill Lynch's Private Banking and Investment Group and IBM.  Mr. Pursell received his M.B.A. from Emory University's Goizueta Business School and his B.B.A. in Finance from the University of Georgia.

The following information is added I the section entitled “Management of the Fund- The Sub-Advisers and Portfolio Managers” starting on page 20 of the Statutory Prospectus.

Clinton Group, Inc.
The Adviser has entered into a sub-advisory agreement with Clinton Group, Inc. (“Clinton”) to manage a portion of the Fund’s assets using the Fund’s long/short equity investing, event driven investing and long investing strategies.  Clinton invests primarily in the equity securities of public companies that Clinton believes are underperforming, poorly managed, strategically deficient or miscapitalized and have significant untapped potential to outperform market expectations.  Clinton uses an active ownership approach, seeking to assist portfolio companies to achieve better results through improvements in strategy, operations, personnel, capital structure and corporate governance. Clinton is located at 9 West 57th Street, 26th Floor, New York, New York 10019.  Clinton is a registered investment adviser founded in 1991 that serves as investment adviser to several hedge funds, structured products and other investment vehicles.  As of December 31, 2012, Clinton managed approximately $1,900 million in assets.

A discussion regarding the basis for the Board of Trustees’ approval of the sub-advisory agreement between the Adviser and Clinton will be included in the Fund’s annual report to shareholders for the period ended February 28, 2013.

2

Gregory P. Taxin is Head of Activist Strategies of Clinton.  Prior to joining Clinton, Mr. Taxin was the Managing Member of Spotlight Advisors (and its predecessors), an investment advisor focused on activist equity investments since 2007.  Prior to Spotlight, Mr. Taxin was the co-founder and Chief Executive Officer of Glass, Lewis & Co., an independent research firm that analyzed the corporate governance and accounting practices of more than 15,000 public companies in 65 countries.  Mr. Taxin served as the spokesman for the firm and was quoted as an expert on corporate governance and accounting integrity in more than 450 articles in the financial press and made appearances on CNBC, Bloomberg TV, MarketWatch, NPR and CNN.  Mr. Taxin was previously a senior investment banker at Banc of America Securities and Epoch Partners, both in San Francisco.  Mr. Taxin was also a Vice President in the investment banking department of Goldman, Sachs & Co. and was an attorney with the New York corporate law firm of Wachtell, Lipton, Rosen & Katz.  He is a graduate of the Harvard Law School and the University of California, Berkeley.

Please retain this Supplement with your Summary Prospectus
and Statutory Prospectus for future reference.

3

Supplement dated February 28, 2013
to the
Collins Alternative Solutions Fund
Statement of Additional Information (“SAI”) dated April 30, 2012

This supplement makes the following amendments to disclosures in the SAI dated April 30, 2012.

Effective February 28, 2013, Battenkill Capital Management, Inc. (“Battenkill”) will no longer serve as a sub-adviser to the Collins Alternative Solutions Fund (the “Fund”), a series of Trust for Professional Managers (the “Trust”).  The portion of the Fund formerly managed by Battenkill has been allocated to the Fund’s other sub-advisers.  Accordingly, please disregard all references to Battenkill in the SAI.

Effective February 28, 2013, Clinton Group, Inc. (“Clinton”) has been added as a sub-adviser to the Fund.  At an in-person meeting of the Trust’s Board of Trustees (the “Board”) on February 21, 2013, the Board approved a sub-advisory contract between Collins Capital Investments, LLC (the “Adviser”) and Clinton in accordance with an exemptive order granted to the Fund by the Securities and Exchange Commission effective as of November 14, 2012.

Effective February 28, 2013, Stadion Money Management, LLC (“Stadion”) has added Mr. Jonathan W. Weaver, CFA and Mr. David C. Pursell to replace Mr. Timothy A. Chapman, Mr. Judson P. Doherty and Mr. Gregory L. Morris as portfolio managers of the Fund.  Accordingly, all references to Mr. Chapman, Mr. Doherty and Mr. Morris as portfolio managers of the Fund in the SAI are hereby removed.

The following disclosures in the SAI are hereby revised to read as follows:

Page 1 – “The Trust – paragraph 5”

Collins Capital Investments, LLC (the “Adviser” or “Collins Capital”) serves as the investment adviser for the Fund.  Whitebox Advisors LLC (“Whitebox Advisors”), The Cambridge Strategy (Asset Management) Limited (“Cambridge”), Stadion Money Management, LLC (“Stadion”), Pinebank Asset Management, LP (“Pinebank”), and Clinton Group, Inc. (“Clinton”) are the sub-advisers to the Fund (collectively, the “Sub-Advisers”).

Page 34 – “Management of the Funds – Sub-Advisers”

Whitebox Advisors, Cambridge, Stadion, Pinebank, and Clinton are the Sub-Advisers to the Fund (collectively, the “Sub-Advisers”).  It is the Adviser’s responsibility to select Sub-Advisers for the Fund that have distinguished themselves in their areas of expertise in asset management and to review each Sub-Adviser’s performance.

Mr. Andrew J. Redleaf, Chief Executive Officer of Whitebox Advisors, is a control person of Whitebox Advisors due to his ownership of greater than 25% of Whitebox Advisors.  Mr. Edward D. Baker, Executive Chairman of Cambridge, David R. Thompson, Chief Investment Officer of Cambridge and Mr. Peter J. Henricks Chief Executive Officer of Cambridge, are control persons of Cambridge, due to each person’s ownership of more than 25% of Cambridge.  Mr. Timothy A. Chapman, Chief Executive Officer of Stadion, is a control person of Stadion due to his ownership of more than 25% of Stadion.  Mr. Oren M. Cohen, Chief Investment Officer of Pinebank is a control person of Pinebank, due to his ownership of more than 25% of Pinebank.  Mr. George E. Hall, Founder, Chief Executive Officer and Chief Investment Officer of Clinton is a control person of Clinton due his ownership of more than 25% of Clinton.

The Adviser provides investment management evaluation services by performing initial due diligence on each Sub-Adviser and thereafter monitoring the Sub-Advisers’ performance for compliance with the Fund’s investment objective and strategies, as well as adherence to its investment style.  The Adviser also conducts performance evaluations through in-person, telephonic and written consultations.  In evaluating the Sub-Advisers, the Adviser considers, among other factors: their level of expertise; relative performance and consistency of performance over a minimum period of time; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications.

The Adviser has the responsibility for communicating performance expectations and evaluations to the Sub-Advisers and ultimately recommending to the Board of Trustees whether their sub-advisory agreements should be renewed, modified or terminated.  The Adviser provides written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions.  The Trust has applied for an exemptive order with respect to the Fund that, if approved, will permit the Adviser, subject to certain conditions, to hire new Sub-Advisers or to continue the employment of existing Sub-Advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement.  This arrangement has been approved by the Board of Trustees and the Fund’s initial shareholder.  Within 90 days of retaining a new Sub-Adviser, shareholders of the Fund will receive notification of the change.

On a quarterly basis, the Adviser will pay the Sub-Advisers on a pro-rated basis, an annual fee of the net assets of the Fund allocated to that Sub-Adviser by the Adviser, which the Adviser will pay out of the advisory fee paid to the Adviser pursuant to the Advisory Agreement.  In determining the compensation structure for Sub-Advisers, Adviser employs the following general criteria: (i) the type of asset class managed by the Sub-Adviser; (ii) the current market rate; (iii) the Sub-Advisers’ standard compensation rate for similar programs; and (iv) the anticipated asset flow for the Fund.  The Fund is not responsible for the payment of the sub-advisory fees.

The Adviser is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub-Advisers, the Custodian, the Administrator or the Fund’s Transfer Agent.  Although the Sub-Advisers’ activities are subject to oversight by the Board of Trustees and the officers of the Trust, neither the Board of Trustees, the officers nor the Adviser evaluate the investment merits of the Sub-Advisers’ individual security selections.  The Sub-Advisers have complete discretion to purchase, manage and sell portfolio securities for the portions of the Fund’s investment portfolio that they manage, subject to the Fund’s investment objectives, policies and limitations.  The Fund’s portfolio is managed by several portfolio managers (each, a “Portfolio Manager”) as discussed in the Fund’s prospectus.

Page 33 – “Management of the Funds – Portfolio Managers - Other Accounts Managed by the Portfolio Managers”

Other Accounts Managed by the Portfolio Managers
The table below identifies, for each Portfolio Manager of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  To the extent that any of these accounts are subject to an advisory fee which is based on account performance, this information is reflected in a separate table below.  Asset amounts have been rounded and are approximate as of March 30, 2012.

	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Manager (Firm)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

Dorothy C. Weaver (Collins Capital)	0	$0	17	$401 million	0	$0
Stephen T. Mason (Collins Capital)	0	$0	17	$401 million	0	$0
Jason E. Cross, Ph.D.1 (Whitebox Advisors)	1	$2.5 million	2	$417 million	1	$27 million
Brian G. Lutz1 (Whitebox Advisors)	1	$2.5 million	2	$598 million	2	$120 million

	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Manager (Firm)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Robert J. Vogel1 (Whitebox Advisors)	1	$2.5 million	3	$1,235 million	2	$120 million
Andrew J. Redleaf1 (Whitebox Advisors)	1	$2.5 million	7	$2,325 million	2	$140 million
David R. Thompson (Cambridge)	0	$0	11	$733.5 million	4	$76.5 million
Walid Khalfallah (Cambridge)	0	$0	2	$68.0 million	0	$0
Ali Yigitbasioglu (Cambridge)	0	$0	2	$62.3 million	1	$59.8 million
Brad A. Thompson2 (Stadion)	5	$766.4 million	55	$1,868 million	117,560	$2,941 million
David C. Pursell2 (Stadion)	1	$72 million	0	$0	7	$10.4 million
Jonathan W. Weaver2,3 (Stadion)	1	$72 million	0	$0	7	$10.4 million
Oren M. Cohen (Pinebank)	1	$10 million	7	$282 million	0	$0
Gregory P. Taxin4 (Clinton)	0	$0	4	$168 million	0	$0

1	Asset amounts have been rounded and are approximate as of February 29, 2012.
2	Asset amounts have been rounded and are approximate as of January 31, 2013.
3	No relation to Dorothy C. Weaver.
4	Asset amounts have been rounded and are approximate as of February 1, 2013.

The following table reflects information regarding accounts for which a Portfolio Manager has day-to-day management responsibilities and with respect to which the advisory fee is based on account performance. The Portfolio Managers not listed below reported that they do not provide day-to-day management of accounts with performance-based advisory fees.  Asset amounts have been rounded and are approximate as of March 30, 2012.

	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Manager (Firm)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

Dorothy C. Weaver (Collins Capital)	0	$0	17	$401 million	0	$0
Stephen T. Mason (Collins Capital)	0	$0	17	$401 million	0	$0
Jason E. Cross, Ph.D. 1 (Whitebox Advisors)	0	$0	2	$417 million	1	$27 million
Brian G. Lutz1 (Whitebox Advisors)	0	$0	2	$598 million	2	$120 million
Robert J. Vogel1 (Whitebox Advisors)	0	$0	3	$1,235 million	2	$120 million

	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Manager (Firm)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Andrew J. Redleaf1 (Whitebox Advisors)	0	$0	7	$2,325 million	2	$140 million
David R. Thompson (Cambridge)	0	$0	11	$733.5 million	4	$76.5 million
Walid Khalfallah (Cambridge)	0	$0	1	$65.0 million	0	$0
Ali Yigitbasioglu (Cambridge)	0	$0	2	$62.3 million	1	$59.8 million
Brad A. Thompson2 (Stadion)	0	$0	0	$0	0	$0
David C. Pursell2 (Stadion)	0	$0	0	$0	0	$0
Jonathan W. Weaver2,3 (Stadion)	0	$0	0	$0	0	$0
Oren M. Cohen (Pinebank)	0	$0	7	$282 million	0	$0
Gregory P. Taxin4 (Clinton)	0	$0	4	$168 million	0	$0

1	Asset amounts have been rounded and are approximate as of February 29, 2012.
2	Asset amounts have been rounded and are approximate as of January 31, 2013.
3	No relation to Dorothy C. Weaver.
4	Asset amounts have been rounded and are approximate as of February 1, 2013.

Page 38 – “Management of the Funds – Portfolio Managers - Portfolio Managers’ Compensation”

Clinton.  The Clinton Portfolio Manager receives a fixed salary and is paid an annual discretionary bonus which is determined by senior management.  The Portfolio Manager’s compensation may in part be based performance of the accounts under their management.  The Portfolio Manager participates in a retirement or other compensation plan which is not based on performance.

Please retain this SAI Supplement for future reference.